Schedule of finance costs (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Hire purchase liabilities			$ 594	$ 1,111
Lease liabilities			42,250	45,497
Total Finance cost			42,844	46,608
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Hire purchase liabilities	$ 1,022
Lease liabilities	16,119	12,885
Total Finance cost	$ 17,141	$ 12,885
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Total Finance cost			44,394	12,000
Shareholders loan			$ 44,394	$ 12,000